Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2024
Registrant Name	dei_EntityRegistrantName	Virtus Variable Insurance Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0000792359
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 17, 2025
Document Effective Date	dei_DocumentEffectiveDate	Apr. 28, 2025
EntityInvCompanyType	dei_EntityInvCompanyType	N-1A
Prospectus Date	rr_ProspectusDate	Apr. 28, 2025